Contract assets/(liabilities (Tables)	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of contract assets

	March 31, 2025	September 30, 2024
	(Unaudited)
Contract assets:
Retainage receivables	$1,746,874	$1,727,841
Revenue recognized in excess of amounts billed	4,019,808	2,560,872
Total contract assets	5,766,682	4,288,713

Less: allowance for credit losses	(67,237)	(17,414)
Total contract assets, net	5,699,445	4,271,299
Contract assets, current	4,686,136	3,270,627
Contract assets, non-current	$1,013,309	$1,000,672

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(76,674)	$(512,171)

Schedule of contract liabilities

	For the Six Months ended March 31
	2025	2024
	(Unaudited)	(Unaudited)
Payment received from customers in excess of revenue recognized	$(486,554)	$(20,378)